Debt	3 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Debt
7.	Debt

Standby Letters of Credit and Lines of Credit

In January 2013, City National Bank (“CNB”) provided to MMG an irrevocable standby letter of credit for $10,000, which was increased to $500,000 in November, 2014. Such letter of credit renews automatically every 5 months. In December 2016, CNB provided to MMG another irrevocable standby letter of credit for $235,000, which expires December 31, 2017. In March, 2017, APAACO established an irrevocable standby letter of credit with a financial institution for $6,699,329 for the benefit of CMS, which expires on December 31, 2018 and will be automatically extended without amendment for additional one-year periods, unless terminated by the institution prior to 90 days from the expiration date. The standby letters of credit are typically collateralized by cash deposits, which are included in restricted cash in the amount of $745,117 and $765,058 on the consolidated balance sheets at June 30, 2017 and March 31, 2017, respectively.

BAHA has a line of credit of $150,000 with First Republic Bank. Borrowings thereunder bear interest at the prime rate (as defined) plus 3.0% (7.25% and 7.0% per annum at June 30, 2017 and March 31, 2017, respectively). The Company has an outstanding balance of $25,000 and $62,500 as of June 30, 2017 and March 31, 2017, respectively. The line of credit is unsecured.

Interest expense associated with the lines of credit amounted to the following:

	Three Months Ended June 30,
	2017	2016

Interest expense for lines of credit	$584	$2,659

Notes Payable

NMM Note (Related Party)

In connection with the proposed Merger, on January 3, 2017, the Company issued a promissory note to NMM in the amount of $5,000,000. Interest is due quarterly at the rate of prime plus 1% (or 5.25% at June 30, 2017, with the entire principal balance being due on January 3, 2019. In the event of default, as defined, all unpaid principal and interest will become due and payable.

The NMM Note has a term of two years, with its payment obligations commencing on February 1, 2017 and continuing on a quarterly basis thereafter until January 2019 (the “NMM Note Maturity Date”). Under the terms of the NMM Note, the Company must pay NMM interest on the principal balance outstanding at the prime rate (as such term is defined in the NMM Note) plus 1%. All outstanding principal and accrued but unpaid interest under the NMM Note is due and payable in full on the NMM Note Maturity Date. The Company may voluntarily prepay the outstanding principal and interest in whole or in part without penalty or premium. Upon the occurrence of an event of default (as such term is defined in the NMM Note), the unpaid principal amount of, and all accrued but unpaid interest on, the NMM Note will become due and payable immediately at the option of NMM. In such event, NMM may, at its option, declare the entire unpaid balance of the NMM Note, together with all accrued interest, applicable fees, and costs and charges, including costs of collection, if any, to be immediately due and payable in cash.

Interest expense associated with the outstanding notes payable amounted to $139,322 for the three months ended June 30, 2017. There was no interest on these notes for the three months ended June 30, 2016.

Convertible Notes Payable

Alliance Convertible Note

On March 30, 3017, the Company issued a 6% convertible promissory note to Alliance Apex, LLC (the “Alliance Note”) for $4,990,000. The Alliance Note is due and payable to Alliance on (i) December 31, 2017, or (ii) the date on which the Merger Agreement with NMM is terminated (see Note 1 above), whichever occurs first. Upon the closing of the proposed Merger on or before December 31, 2017, the Alliance Note together with the accrued and unpaid interest, shall automatically be converted into 499,000 shares of Common Stock, at a conversion price of $10.00 per share, subject to adjustment for stock splits, stock dividends, reclassifications and other similar recapitalization transactions that occur after the date of the Alliance Note. If the Merger is not consummated by December 31, 2017, the Company will be obligated to repay the outstanding principal, together with accrued and unpaid interest, on the Alliance Note within 45 days, which would require a significant amount of cash on hand or the need to raise capital to pay off or refinance the Alliance Note. There can be no assurance that is such event arose, the Company would have sufficient cash on hand to repay the Alliance Note or could raise capital on favorable terms, or at all, to repay the Alliance Note.

In the case of an event of default (as defined in the Alliance Note), the entire outstanding principal and all accrued and unpaid interest under the Alliance Note shall automatically become immediately due and payable, without presentment, demand, protest or notice of any kind. If any other event of default occurs and is continuing, Alliance, by written notice to the Company, may declare the outstanding principal and interest under the Alliance Note to be immediately due and payable. After maturity (by acceleration or otherwise), the unpaid balance (both as to principal and unpaid pre-maturity interest) shall bear interest at a default rate equal to the lesser of (a) 3% over the rate of interest in effect immediately prior to maturity or (ii) the then maximum legal rate allowed under the laws of the State of California. Additionally, the Company shall pay all costs of collection incurred by Alliance, including reasonable attorney’s fees incurred in connection with the Alliance’s reasonable collection efforts.

As part of the Merger Agreement Amendment (see Note 1 above), NMM provided a guarantee for the Alliance Note which was considered a debt issuance cost. The Company estimated the debt issuance cost and related warrants issuable for the debt guarantee of $161,000 based on the incremental fair value to a market participant of a similar but unsecured debt instrument without such guarantee using a market rate for an unsecured high yield note of 12.4% and a 25% probability of the note not being converted. As of June 30, 2017 and March 31, 2017, the debt issuance cost associated with the guarantee was $107,333 and $161,000, respectively, and after being offset against the Alliance Note, resulted in a net balance of $4,882,667 and $4,829,000, respectively.